Segment Information - Principal Customers and Credit Risk (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	9.00%	9.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	6.00%	6.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	5.00%	4.00%